Related-Party Transactions	6 Months Ended
Jun. 30, 2023
Related-Party Transactions
Related-Party Transactions	Note 5 - Related-Party Transactions During the reporting period, no significant related-party transactions have occurred. For information about incentive programs please see Note 9.